Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Line Items]
Equity securities	[1]	¥ 689,443	¥ 626,910
Trading debt securities		834	0
Available-for-sale debt securities		2,703,054	2,607,637
Total		¥ 3,393,331	¥ 3,234,547

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥141,122 million as of March 31, 2025 and September 30, 2025, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.